Junior DIP Facility and Sorrento Share Purchase Agreement (Additional Information) (Details) - USD ($) $ / shares in Units, $ in Millions			9 Months Ended
	Sep. 21, 2023	Jul. 05, 2023	Sep. 30, 2023	Dec. 31, 2022
Price per share				$ 0.01
Penny Warrants [Member]
Price per share	$ 0.01
Fair Value Of Warrants	$ 10.4
Warrants exercisable date			Mar. 14, 2025
Subsequent Penny Warrants 1 [Member]
Warrant vesting date			Mar. 19, 2024
Subsequent Penny Warrants 1 [Member] | Common Stock [Member]
Issue of warrants			2,125,000
Subsequent Penny Warrants 2 [Member]
Warrant vesting date			Jun. 17, 2024
Subsequent Penny Warrants 2 [Member] | Common Stock [Member]
Issue of warrants			2,125,000
Subsequent Penny Warrants 3 [Member]
Warrant vesting date			Sep. 15, 2024
Subsequent Penny Warrants 3 [Member] | Common Stock [Member]
Issue of warrants			2,125,000
Subsequent Penny Warrants 4 [Member]
Warrant vesting date			Dec. 14, 2024
Subsequent Penny Warrants 4 [Member] | Common Stock [Member]
Issue of warrants			2,125,000
Sorrento Stock Purchase Agreement | Common Stock [Member]
Shares Purchased Under Stock Purchase Agreement	60,068,585
Sorrento Stock Purchase Agreement | Preferred Stock [Member]
Shares Purchased Under Stock Purchase Agreement	29,057,097
Shares Purchased At Par Value Under Stock Purchase Agreement	$ 0.0001
Fair Value of stock repurchased	$ 52.6
Sorrento Stock Purchase Agreement | Private Warrants [Member]
Shares Purchased Under Stock Purchase Agreement	3,104,000
Sorrento Stock Purchase Agreement | Public Warrants [Member]
Shares Purchased Under Stock Purchase Agreement	1,386,617
Oramed Note
Legal fees and expenses	$ 12.3
Cash payment	$ 10.0
Oramed Note | Closing Penny Warrant [Member] | Common Stock [Member]
Issue of warrants	4,500,000
Price per share	$ 0.01
Oramed Note | Subsequent Penny Warrants [Member]
Transfer of warrants	4,000,000
Oramed Note | Subsequent Penny Warrants [Member] | Common Stock [Member]
Issue of warrants	8,500,000
Price per share	$ 0.01
Oramed Note | Penny Warrants [Member] | Common Stock [Member]
Number Of Share Outstanding	9.90%
Maximum [Member] | Subsequent Penny Warrants [Member]
Warrants exercisable date			Mar. 14, 2025
Minimum [Member] | Subsequent Penny Warrants [Member]
Warrants exercisable date			Dec. 14, 2024
Sorrento
Excise tax liability			$ 1.4
Sorrento | Junior DIP Facility
Initial principal amount		$ 20.0
Debt instrument, interest rate		12.00%
Exit fee		2.00%
Debt instrument, description		The Junior DIP Facility was to mature on the earliest of: (i) September 30, 2023; (ii) the effective date of any Chapter 11 plan of reorganization with respect to Sorrento; (iii) the consummation of any sale or other disposition of all or substantially all of the assets of Sorrento; (iv) the date of the acceleration of the DIP Loans and the termination of the DIP Commitments (as defined in the Junior DIP Loan Agreement) in accordance with the DIP Documents (as defined in the Junior DIP Loan Agreement); and (v) dismissal of the Chapter 11 Cases or conversion of the Chapter 11 Cases into cases under Chapter 7 of the Bankruptcy Code.